Long-Term Debt, Net - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2020
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Total debt	$ 19,606	$ 17,375	$ 15,927
Less: current portion	(15,012)	(12)	(15)
Long-term debt, net	4,594	17,363	15,912
Senior Convertible Debt ]Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Convertible note, gross	4,000	18,300	19,200
Less: Unamortized debt discount	(22)	(1,555)	(3,906)	$ (24,349)	$ (41,345)
Net carrying value	3,978	16,745	$ 15,294	$ 61,101	$ 58,655	$ 0
Economic Injury Disaster Loan Due June 1, 2050 [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Total debt	156	155
Economic Injury Disaster Loan Due May 8, 2050 [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Total debt	472	475
Notes Payable [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Total debt	$ 15,000	$ 0